Leases - Summary of Non-cash ROU Assets In Exchange For New Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating leases	¥ 67,122	¥ 10,220	¥ 28,021
Financing leases			¥ 19